Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2021
Unsecured senior notes
Summary of the unsecured senior notes

	As of March 31,		Effective
	2020	2021	interest rate

	(in millions of RMB)
US$1,500 million 3.125% notes due 2021	10,604	9,831	3.26%
US$700 million 2.800% notes due 2023	4,946	4,584	2.90%
US$2,250 million 3.600% notes due 2024	15,891	14,724	3.68%
US$2,550 million 3.400% notes due 2027	17,929	16,616	3.52%
US$1,500 million 2.125% notes due 2031	—	9,782	2.20%
US$700 million 4.500% notes due 2034	4,906	4,545	4.60%
US$1,000 million 4.000% notes due 2037	7,028	6,510	4.06%
US$1,000 million 2.700% notes due 2041	—	6,463	2.80%
US$1,750 million 4.200% notes due 2047	12,291	11,382	4.25%
US$1,500 million 3.150% notes due 2051	—	9,764	3.19%
US$1,000 million 4.400% notes due 2057	7,021	6,501	4.44%
US$1,000 million 3.250% notes due 2061	—	6,510	3.28%
Carrying value	80,616	107,212
Unamortized discount and debt issuance costs	550	756
Total principal amounts of unsecured senior notes	81,166	107,968
Less: current portion of principal amounts of unsecured senior notes	—	(9,845)
Non-current portion of principal amounts of unsecured senior notes	81,166	98,123

Schedule of future principal payments due

Principal amounts
(in millions of RMB)
Within 1 year	9,845
Between 1 to 2 years	—
Between 2 to 3 years	4,594
Between 3 to 4 years	14,768
Between 4 to 5 years	—
Thereafter	78,761
107,968